INCOME TAXES 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	$ (70)	$ (36)	$ 76
Current State and Local Tax Expense (Benefit)	(5)	(6)	(3)
Current Foreign Tax Expense (Benefit)	107	144	149
Current Income Tax Expense (Benefit)	32	102	222
Deferred Federal Income Tax Expense (Benefit)	275	(63)	176
Deferred State and Local Income Tax Expense (Benefit)	15	3	43
Deferred Foreign Income Tax Expense (Benefit)	48	20	(45)
Deferred Income Tax Expense (Benefit)	338	(40)	174
Investment Tax Credit	(4)	(3)	(2)
Income tax expense (benefit)	366	59	394
San Diego Gas and Electric Company and Subsidiary [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	9	(109)	(59)
Current State and Local Tax Expense (Benefit)	11	14	6
Current Income Tax Expense (Benefit)	20	(95)	(53)
Deferred Federal Income Tax Expense (Benefit)	149	255	253
Deferred State and Local Income Tax Expense (Benefit)	24	30	36
Deferred Income Tax Expense (Benefit)	173	285	289
Investment Tax Credit	(2)	0	1
Income tax expense (benefit)	191	190	237
Southern California Gas Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	4	(73)	(6)
Current State and Local Tax Expense (Benefit)	(5)	24	19
Current Income Tax Expense (Benefit)	(1)	(49)	13
Deferred Federal Income Tax Expense (Benefit)	103	136	128
Deferred State and Local Income Tax Expense (Benefit)	16	(6)	5
Deferred Income Tax Expense (Benefit)	119	130	133
Investment Tax Credit	(2)	(2)	(3)
Income tax expense (benefit)	$ 116	$ 79	$ 143